Contract assets (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Contracts costs incurred plus estimated earnings	¥ 236,044	¥ 330,322
Less: progress billings	(135,050)	(211,066)
Cost and estimated earnings in excess of billings	¥ 100,994	¥ 119,256